BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt [Member]
Recent issued accounting guidance [Line Items]
Debt issuance costs reclassified from other assets	$ 96	$ 53
current maturities of long term debt [Member]
Recent issued accounting guidance [Line Items]
Debt issuance costs reclassified from other assets	$ 1	$ 2